Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consist of the following:

	December 31, 2025	December 31, 2024
Software	$40,898	$39,182
Trademark and license	10,980	10,520
Less: accumulated amortization	(44,264)	(37,525)
	$7,614	$12,177

Schedule of Amortization of Intangible Assets	The following is a schedule, by years, of amortization of intangible assets as of December 31, 2025:
For the year ended December 31, 2026	$5,062
For the year ended December 31, 2027	2,552
$7,614